9. INCOME TAXES (Details 1) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Deferred income tax assets
Net operating losses carried forward	$ 151,000	$ 340,000
Valuation allowance	(151,000)	(340,000)
Deferred income tax assets, net	$ 0	$ 0